Employee Benefits - Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [abstract]
Equity instruments	₩ 148,379	₩ 14,507
Debt instruments	471,059	404,311
Deposits	1,868,077	2,268,197
Others	436,265	275,327
Fair value of plan assets	₩ 2,923,780	₩ 2,962,342